Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026 USD ($) $ / shares	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) Integer $ / shares	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($)	Jun. 30, 2026 USD ($)	Apr. 22, 2026 $ / shares	Sep. 17, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Jan. 25, 2023 $ / shares	Jan. 24, 2023 $ / shares
Product Information [Line Items]
Operating income loss including non-cash charges						$ 48,300,000
Cash and cash equivalents	$ 4,396,069		$ 4,396,069		$ 6,779,040	2,324,647
Working capital	3,700,000		3,700,000			5,700,000
Operating loss	1,002,102	$ 1,217,246	3,791,812	$ 4,179,783	5,399,210	7,091,486
Cash used in operating activities			$ 4,046,990	2,353,375	3,417,700	(430,477)
Equity line of credit					$ 150,000,000
Number of reportable segments | Integer			1		1
FDIC insured coverage limit	250,000		$ 250,000		$ 300,000
Excess of FDIC coverage	3,600,000		3,600,000		6,500,000	2,000,000.0
Accounts receivable					1,000,000.0	1,000,000.0
Equity, Attributable to Parent	5,188,976	$ 6,996,611	5,188,976	$ 6,996,611	8,235,908	(12,288,014)	$ 6,100,967			$ (17,859,171)
Excess over minimum stockholders equity required for listing	2,700,000		2,700,000
Minimum stockholders equity required for listing	2,500,000		2,500,000
Retained Earnings (Accumulated Deficit)	127,188,389		127,188,389		122,916,543	120,755,545
Second anniversary payment for registration of shares			3,000,000.0
Increase in loans			$ 900,000
Strengthened revenue profile description			In addition, the asset hosting fee structure transitioned from a flat rate to a tiered marginal rate schedule based on average daily deposit balances, with rates ranging from 0.50% on the first $25 million to 1.25% on balances above $125 million, resulting in estimated annual savings of approximately $0.3 million compared to the rates contained in the First Amended Commercial Alliance Agreement (the “Amended CAA”). The Company is also exploring strategic relationships with additional financial institutions.
Line of Credit Facility, Maximum Borrowing Capacity									$ 150,000,000.0
Proceeds from Lines of Credit			$ 1,100,000
Usage of proceeds of ELOC description			25% of the proceeds of each draw must be used to redeem shares of Series B Convertible Preferred Stock (as defined below), and the Company’s ability to use the ELOC is limited by the current trading price of its Common Stock.
Minimum closing bid price | $ / shares								$ 1.00	$ 1.00		$ 300.00	$ 480.00
Accounts receivable current					1,000,000.0
Nonrelated Party [Member]
Product Information [Line Items]
Accounts receivable	17,934		$ 17,934		$ 31,376	$ 134,609
Accounts receivable current	$ 800,000		$ 800,000
Software, In-Development [Member]
Product Information [Line Items]
Capitalized software development useful life	5 years		5 years
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Commercial Alliance Agreement [Member]
Product Information [Line Items]
Concentration Risk, Percentage			98.00%		97.00%	87.80%
Minimum [Member]
Product Information [Line Items]
Interest income on applicable loans, percent	35.00%		35.00%		35.00%
Equity, Attributable to Parent	$ 2,500,000		$ 2,500,000
Gain (Loss) from Litigation Settlement			$ 0
Minimum closing bid price | $ / shares	$ 1.00		$ 1.00
Maximum [Member]
Product Information [Line Items]
Interest income on applicable loans, percent	65.00%		65.00%		65.00%
Equity, Attributable to Parent	$ 2,500,000		$ 2,500,000
Gain (Loss) from Litigation Settlement			$ 7,800,000